BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 86.7%
COMMUNICATION SERVICES - 16.2%
Diversified Telecommunication Services - 1.2%
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	90,000	$100,156
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	325,000	333,336	(a)

Total Diversified Telecommunication Services				433,492

Media - 11.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	350,000	369,898	(a)
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	475,000	512,803
Entercom Media Corp., Secured Notes	6.500%	5/1/27	100,000	107,285	(a)
Gray Television Inc., Senior Notes	5.125%	10/15/24	735,000	764,095	(a)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	160,000	158,296
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	435,000	448,413	(a)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	370,000	390,016	(a)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	410,000	436,532	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	730,000	730,000	(a)

Total Media				3,917,338

Wireless Telecommunication Services - 3.7%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	720,000	777,132
Sprint Corp., Senior Notes	7.250%	9/15/21	460,000	487,287

Total Wireless Telecommunication Services				1,264,419

TOTAL COMMUNICATION SERVICES				5,615,249

CONSUMER DISCRETIONARY - 8.9%
Automobiles - 1.8%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	575,000	615,963

Diversified Consumer Services - 0.3%
Service Corp. International, Senior Notes	5.125%	6/1/29	95,000	101,113

Hotels, Restaurants & Leisure - 1.5%
Scientific Games International Inc., Senior Notes	6.625%	5/15/21	360,000	365,544
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	165,000	173,044	(a)

Total Hotels, Restaurants & Leisure				538,588

Leisure Products - 1.6%
Vista Outdoor Inc., Senior Notes	5.875%	10/1/23	565,000	542,471

Specialty Retail - 3.7%
PetSmart Inc., Senior Notes	7.125%	3/15/23	180,000	176,850	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	1,096,000	1,119,290	(a)

Total Specialty Retail				1,296,140

TOTAL CONSUMER DISCRETIONARY				3,094,275

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2019 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 2.5%
Food Products - 1.9%
BRF SA, Senior Notes	3.950%	5/22/23	320,000	$326,136	(a)
BRF SA, Senior Notes	4.875%	1/24/30	325,000	335,647	(a)

Total Food Products				661,783

Personal Products - 0.6%
Edgewell Personal Care Co., Senior Notes	4.700%	5/19/21	180,000	184,455

TOTAL CONSUMER STAPLES				846,238

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Denbury Resources Inc., Secured Notes	9.000%	5/15/21	400,000	387,900	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.375%	1/15/25	335,000	345,884	(a)

TOTAL ENERGY				733,784

FINANCIALS - 2.3%
Capital Markets - 0.7%
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	260,000	261,213

Consumer Finance - 1.1%
Ally Financial Inc., Senior Notes	4.625%	5/19/22	350,000	367,609

Insurance - 0.5%
Genworth Holdings Inc., Senior Notes	7.200%	2/15/21	160,000	165,264

TOTAL FINANCIALS				794,086

HEALTH CARE - 11.3%
Health Care Providers & Services - 2.8%
DaVita Inc., Senior Notes	5.000%	5/1/25	330,000	340,176
Encompass Health Corp., Senior Notes	5.750%	11/1/24	466,000	472,214
Select Medical Corp., Senior Notes	6.250%	8/15/26	145,000	157,231	(a)

Total Health Care Providers & Services				969,621

Pharmaceuticals - 8.5%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	675,000	698,838	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	150,000	171,652	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.500%	3/15/22	225,000	230,344	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	345,000	335,656	(a)
Perrigo Finance Unlimited Co., Senior Notes	3.900%	12/15/24	360,000	370,269
Teva Pharmaceutical Finance IV LLC, Senior Notes	2.250%	3/18/20	370,000	370,658

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global High Yield Fund 2019 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	350,000	$360,250	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	460,000	384,111

Total Pharmaceuticals				2,921,778

TOTAL HEALTH CARE				3,891,399

INDUSTRIALS - 5.8%
Airlines - 1.4%
Air Canada, Senior Notes	7.750%	4/15/21	435,000	463,928	(a)

Commercial Services & Supplies - 1.1%
Pitney Bowes Inc., Senior Notes	4.125%	10/1/21	370,000	375,920

Industrial Conglomerates - 1.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	355,000	378,740

Machinery - 1.0%
Harsco Corp., Senior Notes	5.750%	7/31/27	330,000	352,702	(a)

Marine - 1.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	110,000	87,148	(a)
Navios South American Logistics Inc./Navios Logistics Finance US Inc., Senior Notes	7.250%	5/1/22	335,000	328,823	(a)

Total Marine				415,971

TOTAL INDUSTRIALS				1,987,261

INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 4.3%
CommScope Inc., Senior Notes	8.250%	3/1/27	350,000	369,023	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	170,000	181,156	(a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	535,000	570,444	(a)
ViaSat Inc., Senior Secured Notes	5.625%	4/15/27	350,000	375,147	(a)

Total Communications Equipment				1,495,770

Semiconductors & Semiconductor Equipment - 1.1%
Qorvo Inc., Senior Notes	5.500%	7/15/26	345,000	368,071

Software - 0.9%
NortonLifeLock Inc., Senior Notes	5.000%	4/15/25	317,000	324,062	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2019 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 2.3%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	350,000	$369,688	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	370,000	426,257	(a)

Total Technology Hardware, Storage & Peripherals				795,945

TOTAL INFORMATION TECHNOLOGY				2,983,848

MATERIALS - 17.2%
Chemicals - 0.8%
Tronox Inc., Senior Notes	6.500%	4/15/26	265,000	273,672	(a)

Containers & Packaging - 6.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	745,000	783,182	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	350,000	360,500	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	975,000	1,000,189	(a)

Total Containers & Packaging				2,143,871

Metals & Mining - 8.5%
AK Steel Corp., Senior Secured Notes	7.500%	7/15/23	485,000	505,814
Allegheny Technologies Inc., Senior Notes	7.875%	8/15/23	415,000	466,010
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	515,000	495,353	(a)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	100,000	100,437	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	735,000	739,763	(a)
Steel Dynamics Inc., Senior Notes	5.125%	10/1/21	625,000	625,380

Total Metals & Mining				2,932,757

Paper & Forest Products - 1.7%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	585,000	610,105	(a)

TOTAL MATERIALS				5,960,405

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	430,000	447,995	(a)
Iron Mountain US Holdings Inc., Senior Notes	5.375%	6/1/26	390,000	408,661	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.250%	12/1/21	550,000	556,737	(a)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	345,000	349,927

TOTAL REAL ESTATE				1,763,320

UTILITIES - 6.7%
Electric Utilities - 1.0%
DPL Inc., Senior Notes	7.250%	10/15/21	330,000	347,457

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global High Yield Fund 2019 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gas Utilities - 2.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	535,000		$579,132
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	235,000		259,522

Total Gas Utilities					838,654

Independent Power and Renewable Electricity Producers - 3.3%
AES Corp., Senior Notes	4.000%	3/15/21	350,000		355,600
Clearway Energy Operating LLC, Senior Notes	5.000%	9/15/26	405,000		419,316
NRG Energy Inc., Senior Notes	6.625%	1/15/27	335,000		364,095

Total Independent Power and Renewable Electricity Producers					1,139,011

TOTAL UTILITIES					2,325,122

TOTAL CORPORATE BONDS & NOTES (Cost - $28,909,808)					29,994,987

SOVEREIGN BONDS - 1.5%
Turkey - 1.5%
Turkey Government International Bond, Senior Notes (Cost - $491,427)	5.750%	5/11/47	590,000		524,277

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $29,401,235)					30,519,264

SHORT-TERM INVESTMENTS - 9.6%
SOVEREIGN BONDS - 9.3%
Egypt Treasury Bills (Cost - $3,195,645)	7.951%	1/21/20	51,675,000	EGP	3,205,523	(b)

			Shares
MONEY MARKET FUNDS - 0.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $110,391)	1.469%		110,391		110,391

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,306,036)					3,315,914

TOTAL INVESTMENTS - 97.8% (Cost - $32,707,271)					33,835,178
Other Assets in Excess of Liabilities - 2.2%					763,241

TOTAL NET ASSETS - 100.0%					$34,598,419

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.

Abbreviation used in this schedule:

EGP — Egyptian Pound

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2019 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2019

At December 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index	21	3/20	$1,743,138	$1,754,130	$10,992

At December 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
GBP	600,000	USD	753,774	Citibank N.A.	1/24/20	$41,535
GBP	220,000	USD	279,931	HSBC Securities Inc.	1/24/20	11,682
EUR	4,310,000	USD	4,799,982	JPMorgan Chase & Co.	3/11/20	56,022

Total						$109,239

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

At December 31, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (CCO Holdings LLC/ CCO Holdings Capital Corp., 5.750%, due 1/15/24)	$350,000	6/20/21	0.176%	5.000% quarterly	$24,734	$23,805	$929
Barclays Bank PLC (Sprint Communications Inc., 7.000%, due 8/15/20)	715,000	6/20/21	0.981%	5.000% quarterly	41,781	37,881	3,900
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	230,000	6/20/22	0.340%	5.000% quarterly	26,086	23,876	2,210

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global High Yield Fund 2019 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank N.A. (Rite Aid Corp., 7.700%, due 2/15/27)	$375,000	6/20/20	4.323%	5.000% quarterly	$1,186	$(391)	$1,577
Goldman Sachs Group Inc. (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	670,000	6/20/22	0.552%	5.000% quarterly	72,383	65,343	7,040
JPMorgan Chase & Co. (AK Steel Corp., 7.000%, due 3/15/27)	360,000	6/20/20	0.474%	5.000% quarterly	7,718	6,197	1,521
JPMorgan Chase & Co. (United States Steel Corp., 6.650%, due 6/1/37)	350,000	6/20/21	1.389%	5.000% quarterly	18,333	20,400	(2,067)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	325,000	6/20/22	0.536%	1.000% quarterly	3,661	(12,494)	16,155
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	510,000	6/20/22	0.536%	1.000% quarterly	5,744	(19,619)	25,363

Total	$3,885,000				$201,626	$144,998	$56,628

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2019 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2019

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global High Yield Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

9

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$29,994,987	—	$29,994,987
Sovereign Bonds	—	524,277	—	524,277
Total Long-Term Investments	—	30,519,264	—	30,519,264
Short-Term Investments†:
Sovereign Bonds	—	3,205,523	—	3,205,523
Money Market Funds	$110,391	—	—	110,391

Total Short-Term Investments	110,391	3,205,523	—	3,315,914

Total Investments	$110,391	$33,724,787	—	$33,835,178

Other Financial Instruments:
Futures Contracts	$10,992	—	—	$10,992
Forward Foreign Currency Contracts	—	$109,239	—	109,239
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	201,626	—	201,626
Total Other Financial Instruments	$10,992	$310,865	—	$321,857

Total	$121,383	$34,035,652	—	$34,157,035

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

11